Intangable Assets, Net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 12,675,687	$ 5,457,136	$ 5,457,414